Annual Fund Operating Expenses - Transamerica International Equity	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 1, 2028
I3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.74%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[2]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	0.09%	[3]
Net Expenses (as a percentage of Assets)	1.25%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%	[2]
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.89%
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.84%
I2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.74%
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.74%
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.07%	[2]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.26%
R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.99%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2026.
[2]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.41% for Class A shares, 0.21% for Class C shares, 0.16% for Class I shares, 0.06% for Class R6 shares, 0.06% for Class I2 shares, 0.08% for Class R shares, 0.06% for Class R4 shares and 0.06% for Class I3 shares.
[3]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2028 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 1.25% for Class A shares, 1.94% for Class C shares, 0.89% for Class I shares, 0.79% for Class R6 shares, 0.79% for Class I2 shares, 1.31% for Class R shares, 1.04% for Class R4 shares and 0.79% for Class I3 shares excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2028 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’s total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.